Summarized Financial Data - Tengizchevroil LLP	12 Months Ended
Dec. 31, 2023
Tengizchevroil LLP [Member]
Summarized Financial Data of Affiliate [Line Items]
Summarized Financial Data - Tengizchevroil LLP
Note 7
Summarized Financial Data –
T
engizchevroil LLP
Chevron has a 50 percent equity ownership interest in Tengizchevroil LLP (TCO). Refer to
Note 15 Investments and Advances
for a discussion of TCO operations. Summarized financial information for 100 percent of TCO is presented in the table below:

	Year ended December 31
	2023	2022	2021
Sales and other operating revenues	$19,578	$ 23,795	$15,927
Costs and other deductions	10,193	11,596	8,186
Net income attributable to TCO	6,569	8,566	5,418

	At December 31
	2023	2022
Current assets	$3,919	$6,522
Other assets	57,454	54,506
Current liabilities	2,372	3,567
Other liabilities	12,782	12,312
Total TCO net equity	$46,219	$45,149